Invested and working capital, Receivables (Details) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current [Abstract]
Interest receivable	$ 16	$ 0
Other debtors	155	29
Prepayments	42	330
Total current trade and other receivables	213	359
Non-current [Abstract]
Other debtors	282	266
Total non-current trade and other receivables	282	266
Total current and non-current trade and other receivables	$ 495	$ 625